Other Income and Other Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Textblock 1 [Abstract]
Summary of Other Income
(a)
Details of other income for the years ended December 31, 2020, 2021 and 2022 are as follows:

(In millions of won)
	2020		2021	2022
Foreign currency gain	₩	1,688,838	1,210,689	3,098,553
Gain on disposal of property, plant and equipment		37,835	19,367	25,737
Gain on disposal of intangible assets		111	196	—
Reversal of impairment loss on property, plant and equipment		—	1,121	3,181
Reversal of impairment loss on intangible assets		1,110	1,152	1,975
Rental income		3,629	1,978	2,806
Others		53,123	17,632	53,585
	₩	1,784,646	1,252,135	3,185,837

Summary of Other Expenses
(b)
Details of other expenses for the years ended December 31, 2020, 2021 and 2022 are as follows:

(In millions of won)
	2020		2021	2022
Foreign currency loss	₩	1,730,703	1,161,628	2,957,048
Loss on disposal of property, plant and equipment		60,294	64,350	54,432
Impairment loss on property, plant and equipment		38,494	19,085	1,260,436
Loss on disposal of intangible assets		368	—	193
Impairment loss on intangible assets		79,593	29,488	136,372
Impairment loss on investments		—	—	7,736
Donations		934	1,099	1,767
Loss on liquidation of investments in subsidiaries		72,654	—	—
Others		16,240	5,209	28,430
	₩	1,999,280	1,280,859	4,446,414